Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Line Items]
Employee related liabilities	$ 467	$ 375
Employee compensated absences	164	138
Taxes other than income taxes	58	53
Advances	75	63
Derivative instruments	2	7
Provision for restructuring	4	10
Defined benefit plans – current portion	9	10
Defined contribution plans – accrued benefits	23	20
Royalties	24	21
Current lease liabilities	54	55
Deferred consideration for business combinations		10
Others	82	62
Total	966	831
Other Long-Term Employee Benefit [Member]
Payables And Accruals [Line Items]
Other long-term benefits – current portion	$ 4	$ 7